Auditors' fees	12 Months Ended
Dec. 31, 2017
Auditor's remuneration [abstract]
Auditors' fees

NOTE 19    Auditors’ fees

As required by Decree no. 2008-1487 of December 30, 2008, the following table shows the amount of fees of the auditors of the parent company and their partner firms in respect of the fully consolidated subsidiaries.

	Audit and related services					Other services rendered by auditors' networks to fully-consolidated subsidiaries	Total
	Statutory audit fees, certification, auditing of the accounts		Services required by the law		Sub-total
(in millions of euros)		o/w issuer		o/w issuer
EY
2017	11.6	7.1	0.0	0.0	11.6	0.6	12.2
%	95%	58%	0%	0%	95%	5%	100%
2016	9.2	4.9	0.1	0.0	9.3	0.6	9.9
%	93%	49%	1%	0%	94%	6%	100%
KPMG
2017	11.4	6.9	0.3	0.2	11.7	0.1	11.8
%	97%	58%	3%	2%	99%	1%	100%
2016	9.2	5.4	0.5	0.2	9.7	0.1	9.8
%	94%	55%	5%	2%	99%	1%	100%

The services provided in 2017 and 2016 by the statutory auditors were authorized pursuant to the following rules:

■   prior to the date that the European regulation on audit reform went into effect: rules adopted by the Audit Committee in 2003, updated in October 2013 and in force till October 2016;

■   since the European regulation on audit reform went into effect: rules adopted by the Audit Committee in 2003 and updated each year since October 2016.

	Audit					Other services rendered by auditors' networks to fully-consolidated subsidiaries	Total
	Statutory audit fees, certification, auditing of the accounts		Ancillary assignments and services directly linked to the statutory auditors' mission		Sub-total
(in millions of euros)		o/w issuer		o/w issuer
EY
2015	9.3	4.9	0.5	0.1	9.8	0.5	10.3
%	91%	48%	5%	1%	95%	5%	100%
KPMG
2015	8.7	5.4	0.4	0.2	9.1	0.0	9.1
%	96%	59%	5%	2%	100%	0%	100%

The services provided by the statutory auditors in 2015 were approved, in accordance with approval rules adopted by the Audit Committee in 2003 and updated in October 2013.

During the years 2017, 2016 and 2015, no tax services were rendered to the Group by the networks of the statutory auditors of the parent company.